Annual Total Returns[BarChart] - PROFUND VP ULTRABULL - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.83%)	28.91%	68.05%	23.24%	(2.88%)	18.60%	41.02%	(15.50%)	60.17%	19.83%